Schedule of Investments (unaudited)	iShares® Morningstar Mid-Cap ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.1%
Axon Enterprise Inc.(a)(b)	6,310	$882,958
HEICO Corp.	4,067	554,698
HEICO Corp., Class A	7,170	786,549
Howmet Aerospace Inc.	36,815	1,144,579
Huntington Ingalls Industries Inc.	3,814	713,981
Textron Inc.	21,133	1,438,312
TransDigm Group Inc.(a)	5,007	3,085,263
Woodward Inc.	6,034	665,369
		9,271,709
Air Freight & Logistics — 0.5%
CH Robinson Worldwide Inc.	12,462	1,304,148
Expeditors International of Washington Inc.	16,199	1,854,462
GXO Logistics Inc.(a)	9,452	767,597
		3,926,207
Airlines — 0.9%
American Airlines Group Inc.(a)(b)	61,832	1,018,373
Delta Air Lines Inc.(a)	61,251	2,431,052
Southwest Airlines Co.(a)	56,628	2,534,669
United Airlines Holdings Inc.(a)	30,926	1,326,107
		7,310,201
Auto Components — 0.5%
Autoliv Inc.	7,526	745,375
BorgWarner Inc.	22,848	1,001,885
Gentex Corp.	22,675	711,995
Lear Corp.	5,692	952,385
QuantumScape Corp.(a)(b)	23,742	396,254
		3,807,894
Banks — 3.5%
Citizens Financial Group Inc.	40,755	2,097,660
Comerica Inc.	12,573	1,166,523
Commerce Bancshares Inc.	10,598	730,308
Cullen/Frost Bankers Inc.	5,422	764,556
East West Bancorp. Inc.	13,516	1,166,971
Fifth Third Bancorp.	65,352	2,916,660
First Horizon Corp.	51,842	887,017
First Republic Bank/CA	17,186	2,983,318
Huntington Bancshares Inc./OH	138,690	2,088,671
KeyCorp	89,274	2,237,206
M&T Bank Corp.	12,304	2,084,052
People's United Financial Inc.	41,130	797,099
Regions Financial Corp.	91,173	2,091,509
Signature Bank/New York NY	5,789	1,763,503
SVB Financial Group(a)	5,613	3,277,431
Western Alliance Bancorp.	9,923	984,262
Zions Bancorp. NA	15,000	1,017,300
		29,054,046
Beverages — 0.3%
Brown-Forman Corp., Class A	5,393	337,818
Brown-Forman Corp., Class B, NVS	17,442	1,176,114
Molson Coors Beverage Co., Class B	18,108	863,027
		2,376,959
Biotechnology — 1.7%
Alnylam Pharmaceuticals Inc.(a)	11,424	1,571,942
Biohaven Pharmaceutical Holding Co. Ltd.(a)	5,589	742,610
BioMarin Pharmaceutical Inc.(a)	17,517	1,552,532
Bridgebio Pharma Inc.(a)(b)	10,271	101,375
Exact Sciences Corp.(a)(b)	16,447	1,255,893
Security	Shares	Value

Biotechnology (continued)
Horizon Therapeutics PLC(a)	21,745	$2,029,461
Incyte Corp.(a)	17,943	1,333,703
Intellia Therapeutics Inc.(a)	6,635	627,472
Mirati Therapeutics Inc.(a)	4,745	566,079
Natera Inc.(a)	8,434	595,862
Neurocrine Biosciences Inc.(a)	9,099	719,003
Novavax Inc.(a)(b)	7,249	679,231
Seagen Inc.(a)	12,766	1,717,155
United Therapeutics Corp.(a)	4,313	870,665
		14,362,983
Building Products — 1.2%
A O Smith Corp.	12,698	970,381
Advanced Drainage Systems Inc.	5,361	606,275
Allegion PLC	8,557	1,050,201
Builders FirstSource Inc.(a)(b)	18,359	1,248,228
Carlisle Companies Inc.	5,004	1,118,094
Fortune Brands Home & Security Inc.	13,013	1,225,434
Lennox International Inc.	3,227	915,242
Masco Corp.	23,405	1,482,239
Owens Corning	9,634	854,536
Trex Co. Inc.(a)(b)	11,010	1,007,085
		10,477,715
Capital Markets — 2.8%
Ameriprise Financial Inc.	10,698	3,255,508
Ares Management Corp., Class A	16,069	1,281,021
Carlyle Group Inc. (The)	13,286	678,250
FactSet Research Systems Inc.	3,609	1,522,601
Franklin Resources Inc.	26,817	857,339
Invesco Ltd.	32,439	735,068
Jefferies Financial Group Inc.	18,773	687,843
LPL Financial Holdings Inc.	7,662	1,320,316
MarketAxess Holdings Inc.	3,636	1,252,529
Morningstar Inc.	2,277	654,433
Nasdaq Inc.	11,217	2,010,199
Northern Trust Corp.	19,861	2,316,587
Raymond James Financial Inc.	17,691	1,872,946
SEI Investments Co.	10,161	595,536
State Street Corp.	35,032	3,310,524
Tradeweb Markets Inc., Class A	10,069	853,549
		23,204,249
Chemicals — 3.5%
Albemarle Corp.	11,188	2,469,639
Axalta Coating Systems Ltd.(a)	20,529	607,864
Celanese Corp.	10,438	1,625,301
CF Industries Holdings Inc.	20,512	1,412,661
Corteva Inc.	69,696	3,350,984
DuPont de Nemours Inc.	49,671	3,804,798
Eastman Chemical Co.	12,890	1,533,008
FMC Corp.	12,153	1,341,327
International Flavors & Fragrances Inc.	24,401	3,218,980
LyondellBasell Industries NV, Class A	25,144	2,432,179
Mosaic Co. (The)	35,454	1,416,387
Olin Corp.	13,752	696,814
PPG Industries Inc.	22,760	3,555,112
RPM International Inc.	12,374	1,096,460
Scotts Miracle-Gro Co. (The)	3,900	589,680
Westlake Chemical Corp.	3,200	315,680
		29,466,874

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Mid-Cap ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Commercial Services & Supplies — 0.9%
Copart Inc.(a)	20,438	$2,641,611
IAA Inc.(a)	12,950	594,793
Republic Services Inc.	20,016	2,555,243
Rollins Inc.	21,762	671,358
Tetra Tech Inc.	5,184	721,561
		7,184,566
Communications Equipment — 1.1%
Arista Networks Inc.(a)	21,443	2,665,579
Ciena Corp.(a)(b)	14,757	978,537
F5 Inc.(a)	5,771	1,198,175
Juniper Networks Inc.	30,995	1,079,246
Motorola Solutions Inc.	16,153	3,746,527
		9,668,064
Construction & Engineering — 0.3%
AECOM	13,836	956,483
Quanta Services Inc.	13,661	1,403,258
		2,359,741
Construction Materials — 0.6%
Martin Marietta Materials Inc.	5,966	2,321,490
Vulcan Materials Co.	12,701	2,417,127
		4,738,617
Consumer Finance — 1.0%
Ally Financial Inc.	33,218	1,585,163
Credit Acceptance Corp.(a)	795	428,950
Discover Financial Services	28,021	3,243,431
SoFi Technologies Inc.(a)(b)	61,786	771,089
Synchrony Financial	52,469	2,234,655
Upstart Holdings Inc.(a)	4,714	513,873
		8,777,161
Containers & Packaging — 1.7%
Amcor PLC	146,985	1,765,290
AptarGroup Inc.	6,307	739,811
Avery Dennison Corp.	7,931	1,629,186
Ball Corp.	30,957	3,005,925
Berry Global Group Inc.(a)	12,887	868,841
Crown Holdings Inc.	12,261	1,402,658
International Paper Co.	37,132	1,791,619
Packaging Corp. of America	9,070	1,366,214
Sealed Air Corp.	14,204	964,736
Westrock Co.	25,492	1,176,711
		14,710,991
Distributors — 0.6%
Genuine Parts Co.	13,656	1,819,389
LKQ Corp.	25,710	1,411,222
Pool Corp.	3,834	1,825,942
		5,056,553
Diversified Consumer Services — 0.2%
Bright Horizons Family Solutions Inc.(a)(b)	5,746	737,844
Chegg Inc.(a)	13,896	367,827
Service Corp. International	15,810	975,793
		2,081,464
Diversified Financial Services — 0.5%
Apollo Global Management Inc.	35,454	2,481,780
Equitable Holdings Inc.	36,089	1,214,034
Voya Financial Inc.	10,641	723,162
		4,418,976
Diversified Telecommunication Services — 0.1%
Lumen Technologies Inc.	88,345	1,091,944
Security	Shares	Value

Electric Utilities — 2.6%
Alliant Energy Corp.	23,922	$1,431,971
Avangrid Inc.	6,727	314,285
Edison International	36,341	2,281,851
Entergy Corp.	19,235	2,149,896
Evergy Inc.	21,913	1,423,469
Eversource Energy	32,882	2,942,610
FirstEnergy Corp.	52,085	2,185,487
NRG Energy Inc.	23,331	931,607
PG&E Corp.(a)	144,710	1,850,841
Pinnacle West Capital Corp.	10,818	753,041
PPL Corp.	71,970	2,136,070
Xcel Energy Inc.	51,643	3,597,451
		21,998,579
Electrical Equipment — 1.6%
AMETEK Inc.	22,124	3,025,899
ChargePoint Holdings Inc.(a)(b)	16,379	226,849
Generac Holdings Inc.(a)	6,041	1,705,858
Hubbell Inc.	5,186	971,286
Plug Power Inc.(a)(b)	49,608	1,084,927
Regal Rexnord Corp.	6,496	1,029,486
Rockwell Automation Inc.	11,093	3,208,317
Sensata Technologies Holding PLC(a)	15,216	872,790
Sunrun Inc.(a)	19,786	513,051
Vertiv Holdings Co.	29,010	605,149
		13,243,612
Electronic Equipment, Instruments & Components — 2.2%
Arrow Electronics Inc.(a)	6,675	827,700
CDW Corp./DE	13,011	2,459,730
Cognex Corp.	16,888	1,122,377
Corning Inc.	73,459	3,088,216
Flex Ltd.(a)(b)	45,119	730,025
IPG Photonics Corp.(a)(b)	3,386	523,035
Jabil Inc.	13,742	844,996
Keysight Technologies Inc.(a)(b)	17,617	2,974,102
Teledyne Technologies Inc.(a)	4,457	1,878,314
Trimble Inc.(a)	23,983	1,730,613
Zebra Technologies Corp., Class A(a)	5,111	2,602,112
		18,781,220
Energy Equipment & Services — 0.6%
Baker Hughes Co.	83,797	2,299,390
Halliburton Co.	85,568	2,630,360
		4,929,750
Entertainment — 1.0%
AMC Entertainment Holdings Inc., Class A(a)(b)	49,273	791,324
Liberty Media Corp.-Liberty Formula One, Class A(a)	2,102	115,190
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)	19,429	1,170,209
Live Nation Entertainment Inc.(a)	12,951	1,418,264
Playtika Holding Corp.(a)(b)	9,845	167,660
Roku Inc.(a)	11,285	1,851,304
Take-Two Interactive Software Inc.(a)(b)	11,053	1,805,397
Zynga Inc., Class A(a)	100,949	915,608
		8,234,956
Equity Real Estate Investment Trusts (REITs) — 8.0%
Alexandria Real Estate Equities Inc.	13,519	2,634,042
American Homes 4 Rent, Class A	27,198	1,064,258
Americold Realty Trust	25,575	727,609
Apartment Income REIT Corp.	15,050	794,941
AvalonBay Communities Inc.	13,364	3,263,890
Boston Properties Inc.	13,583	1,522,383

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Mid-Cap ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Camden Property Trust	9,798	$1,568,562
CubeSmart	20,783	1,054,529
CyrusOne Inc.	12,167	1,093,205
Duke Realty Corp.	36,512	2,109,663
Equity LifeStyle Properties Inc.	16,322	1,277,849
Equity Residential	32,621	2,894,461
Essex Property Trust Inc.	6,221	2,068,483
Extra Space Storage Inc.	12,806	2,538,021
Federal Realty Investment Trust	6,724	857,243
Gaming and Leisure Properties Inc.	21,708	980,768
Healthpeak Properties Inc.	51,609	1,825,410
Host Hotels & Resorts Inc.(a)	68,183	1,182,293
Invitation Homes Inc.	57,212	2,401,760
Iron Mountain Inc.	27,659	1,270,101
Kilroy Realty Corp.	10,075	644,800
Kimco Realty Corp.	58,960	1,430,370
Lamar Advertising Co., Class A	8,268	915,764
Life Storage Inc.	7,863	1,061,112
Medical Properties Trust Inc.	56,958	1,296,364
Mid-America Apartment Communities Inc.	11,039	2,281,541
National Retail Properties Inc.	16,689	740,658
Realty Income Corp.	54,240	3,764,798
Regency Centers Corp.	14,692	1,054,151
Rexford Industrial Realty Inc.	14,523	1,062,648
SBA Communications Corp.	10,404	3,385,878
STORE Capital Corp.	23,507	745,407
Sun Communities Inc.	11,092	2,095,944
UDR Inc.	27,863	1,583,733
Ventas Inc.	38,269	2,029,022
VICI Properties Inc.	60,297	1,725,700
Vornado Realty Trust	15,234	624,746
Welltower Inc.	41,729	3,614,983
Weyerhaeuser Co.	71,762	2,901,338
WP Carey Inc.	17,859	1,385,858
		67,474,286
Food & Staples Retailing — 0.9%
Albertsons Companies Inc., Class A	9,405	264,751
Kroger Co. (The)	64,880	2,828,119
Sysco Corp.	49,148	3,840,916
U.S. Foods Holding Corp.(a)	21,388	754,141
		7,687,927
Food Products — 3.0%
Archer-Daniels-Midland Co.	53,505	4,012,875
Bunge Ltd.	13,472	1,331,842
Campbell Soup Co.	19,305	851,737
Conagra Brands Inc.	45,919	1,596,144
Darling Ingredients Inc.(a)(b)	15,439	984,545
General Mills Inc.	58,068	3,988,110
Hershey Co. (The)	13,921	2,743,412
Hormel Foods Corp.	26,923	1,278,035
JM Smucker Co. (The)	10,348	1,454,722
Kellogg Co.	24,451	1,540,413
Lamb Weston Holdings Inc.	13,967	896,821
McCormick & Co. Inc./MD, NVS	23,854	2,392,795
Tyson Foods Inc., Class A	28,196	2,562,734
		25,634,185
Gas Utilities — 0.3%
Atmos Energy Corp.	12,696	1,361,265
Security	Shares	Value

Gas Utilities (continued)
UGI Corp.	20,106	$911,807
		2,273,072
Health Care Equipment & Supplies — 2.9%
ABIOMED Inc.(a)	4,339	1,283,780
Baxter International Inc.	48,002	4,101,291
Cooper Companies Inc. (The)(b)	4,712	1,876,790
DENTSPLY SIRONA Inc.	20,871	1,114,929
Hologic Inc.(a)	24,268	1,704,584
Insulet Corp.(a)	6,592	1,634,816
Masimo Corp.(a)	4,871	1,070,987
Novocure Ltd.(a)(b)	8,566	588,056
Penumbra Inc.(a)	3,367	760,976
ResMed Inc.	13,930	3,184,398
STERIS PLC	9,586	2,151,098
Tandem Diabetes Care Inc.(a)	6,091	719,408
Teleflex Inc.	4,473	1,387,480
Zimmer Biomet Holdings Inc.	19,980	2,457,939
		24,036,532
Health Care Providers & Services — 2.5%
agilon health Inc.(a)(b)	4,563	75,655
AmerisourceBergen Corp.	14,316	1,949,839
Cardinal Health Inc.	27,014	1,393,112
Centene Corp.(a)	55,941	4,349,972
Chemed Corp.	1,476	692,111
DaVita Inc.(a)	6,252	677,529
Guardant Health Inc.(a)	9,760	678,808
Henry Schein Inc.(a)	13,295	1,001,113
Laboratory Corp. of America Holdings(a)	9,175	2,489,728
McKesson Corp.	14,600	3,748,112
Molina Healthcare Inc.(a)	5,585	1,622,331
Oak Street Health Inc.(a)(b)	13,397	232,840
Quest Diagnostics Inc.	11,761	1,587,970
Universal Health Services Inc., Class B	7,010	911,721
		21,410,841
Health Care Technology — 0.4%
Cerner Corp.	28,194	2,571,293
Teladoc Health Inc.(a)	15,348	1,177,345
		3,748,638
Hotels, Restaurants & Leisure — 3.2%
Aramark	24,533	841,237
Caesars Entertainment Inc.(a)	20,426	1,555,236
Carnival Corp.(a)	77,124	1,527,826
Churchill Downs Inc.(b)	3,289	691,677
Darden Restaurants Inc.	12,413	1,736,206
Domino's Pizza Inc.	3,488	1,585,819
DraftKings Inc., Class A(a)(b)	31,971	706,239
Expedia Group Inc.(a)	13,997	2,565,510
Hilton Worldwide Holdings Inc.(a)	26,657	3,868,197
Las Vegas Sands Corp.(a)	32,960	1,443,648
MGM Resorts International	37,316	1,594,140
Norwegian Cruise Line Holdings Ltd.(a)(b)	35,248	734,216
Penn National Gaming Inc.(a)(b)	15,893	724,880
Royal Caribbean Cruises Ltd.(a)	21,445	1,668,636
Vail Resorts Inc.	3,873	1,073,208
Wynn Resorts Ltd.(a)	10,012	855,525
Yum! Brands Inc.	28,035	3,509,141
		26,681,341
Household Durables — 1.8%
DR Horton Inc.	31,174	2,781,344

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Mid-Cap ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Household Durables (continued)
Garmin Ltd.	14,547	$1,809,938
Lennar Corp., Class A	26,063	2,504,915
Lennar Corp., Class B	1,518	122,548
Mohawk Industries Inc.(a)	5,260	830,396
Newell Brands Inc.	36,009	835,769
NVR Inc.(a)	314	1,672,747
PulteGroup Inc.	24,273	1,278,945
Tempur Sealy International Inc.	18,456	734,733
Toll Brothers Inc.	10,969	646,842
TopBuild Corp.(a)	3,157	734,476
Whirlpool Corp.	5,823	1,223,936
		15,176,589
Household Products — 0.5%
Church & Dwight Co. Inc.	23,410	2,403,036
Clorox Co. (The)	11,758	1,973,698
		4,376,734
Independent Power and Renewable Electricity Producers — 0.3%
AES Corp. (The)	63,699	1,412,844
Vistra Corp.	46,384	1,011,635
		2,424,479
Insurance — 4.2%
Aflac Inc.	58,196	3,655,873
Alleghany Corp.(a)	1,313	871,832
Allstate Corp. (The)	27,484	3,316,494
American Financial Group Inc./OH	6,357	828,190
Arch Capital Group Ltd.(a)	37,022	1,714,859
Arthur J Gallagher & Co.	19,846	3,134,477
Assurant Inc.	5,463	833,162
Brown & Brown Inc.	22,461	1,488,715
Cincinnati Financial Corp.	14,333	1,688,857
Erie Indemnity Co., Class A, NVS	2,402	442,208
Everest Re Group Ltd.	3,774	1,069,552
Fidelity National Financial Inc.	27,213	1,370,175
First American Financial Corp.	10,523	784,069
Globe Life Inc.	8,897	910,163
Hartford Financial Services Group Inc. (The)	32,633	2,345,334
Lincoln National Corp.	16,285	1,139,624
Loews Corp.	19,213	1,146,248
Markel Corp.(a)	1,305	1,608,726
Old Republic International Corp.	27,250	698,417
Principal Financial Group Inc.	23,633	1,726,627
Reinsurance Group of America Inc.	6,450	740,653
W R Berkley Corp.	13,362	1,129,089
Willis Towers Watson PLC	11,946	2,794,886
		35,438,230
Interactive Media & Services — 0.5%
IAC/InterActiveCorp.(a)	8,032	1,096,689
Pinterest Inc., Class A(a)	53,946	1,594,644
ZoomInfo Technologies Inc.(a)(b)	28,992	1,532,517
		4,223,850
Internet & Direct Marketing Retail — 0.4%
Chewy Inc., Class A(a)(b)	8,480	403,733
Etsy Inc.(a)(b)	12,147	1,908,050
Wayfair Inc., Class A(a)(b)	7,476	1,165,658
		3,477,441
IT Services — 2.9%
Affirm Holdings Inc.(a)(b)	14,020	898,261
Akamai Technologies Inc.(a)	15,572	1,783,773
Security	Shares	Value

IT Services (continued)
Broadridge Financial Solutions Inc.	11,176	$1,779,443
Concentrix Corp.	4,119	827,878
DigitalOcean Holdings Inc.(a)	1,675	96,044
DXC Technology Co.(a)	24,215	728,387
EPAM Systems Inc.(a)	5,438	2,589,249
FleetCor Technologies Inc.(a)	7,785	1,854,854
Gartner Inc.(a)	7,857	2,309,094
Genpact Ltd.	16,601	825,900
GoDaddy Inc., Class A(a)	15,934	1,206,363
Jack Henry & Associates Inc.	7,081	1,188,263
MongoDB Inc.(a)(b)	6,344	2,570,018
Okta Inc.(a)	14,152	2,800,539
Thoughtworks Holding Inc.(a)	3,510	75,184
VeriSign Inc.(a)	9,264	2,011,956
Western Union Co. (The)	38,540	728,791
		24,273,997
Leisure Products — 0.5%
Brunswick Corp./DE	7,366	668,759
Hasbro Inc.	12,445	1,150,914
Mattel Inc.(a)(b)	33,434	699,439
Peloton Interactive Inc., Class A(a)	28,539	779,971
YETI Holdings Inc.(a)(b)	8,408	551,397
		3,850,480
Life Sciences Tools & Services — 2.4%
10X Genomics Inc., Class A(a)	8,780	845,251
Avantor Inc.(a)	58,428	2,181,117
Bio-Rad Laboratories Inc., Class A(a)	2,071	1,242,041
Bio-Techne Corp.	3,767	1,417,936
Bruker Corp.	9,732	648,151
Charles River Laboratories International Inc.(a)	4,824	1,590,762
Mettler-Toledo International Inc.(a)	2,198	3,236,951
PerkinElmer Inc.	12,099	2,083,085
Repligen Corp.(a)	4,930	977,816
Syneos Health Inc.(a)	9,951	901,163
Waters Corp.(a)	5,838	1,868,860
West Pharmaceutical Services Inc.	7,082	2,784,784
		19,777,917
Machinery — 4.5%
AGCO Corp.	5,868	687,730
Cummins Inc.	13,713	3,028,927
Donaldson Co. Inc.	11,849	659,515
Dover Corp.	13,784	2,342,039
Fortive Corp.	34,300	2,419,522
Graco Inc.	16,323	1,184,397
IDEX Corp.	7,265	1,565,172
Ingersoll Rand Inc.	39,075	2,196,406
ITT Inc.	8,188	752,641
Lincoln Electric Holdings Inc.	5,640	721,018
Middleby Corp. (The)(a)(b)	5,300	981,560
Nordson Corp.	5,165	1,201,069
Oshkosh Corp.	6,595	750,577
Otis Worldwide Corp.	40,622	3,470,337
PACCAR Inc.	33,204	3,087,640
Parker-Hannifin Corp.	12,377	3,836,994
Pentair PLC	15,824	1,007,989
Snap-on Inc.	5,145	1,071,446
Stanley Black & Decker Inc.	15,593	2,723,317
Toro Co. (The)	10,209	985,985
Westinghouse Air Brake Technologies Corp.	17,911	1,592,288

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Mid-Cap ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Xylem Inc./NY	17,246	$1,811,175
		38,077,744
Media — 1.8%
Cable One Inc.	475	733,747
Discovery Inc., Class A(a)(b)	16,249	453,510
Discovery Inc., Class C, NVS(a)(b)	29,077	795,256
DISH Network Corp., Class A(a)(b)	23,728	745,059
Fox Corp., Class A, NVS	30,632	1,243,966
Fox Corp., Class B	14,008	520,817
Interpublic Group of Companies Inc. (The)	37,608	1,336,588
Liberty Broadband Corp., Class A(a)	2,238	327,531
Liberty Broadband Corp., Class C, NVS(a)	13,564	2,013,033
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	7,586	350,852
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	15,368	715,073
New York Times Co. (The), Class A	15,872	635,356
News Corp., Class A, NVS	37,607	836,380
News Corp., Class B	11,779	261,965
Omnicom Group Inc.	20,329	1,531,993
Sirius XM Holdings Inc.(b)	88,186	560,863
ViacomCBS Inc., Class A	782	28,606
ViacomCBS Inc., Class B, NVS	57,988	1,939,699
		15,030,294
Metals & Mining — 0.8%
Alcoa Corp.	17,938	1,017,264
Cleveland-Cliffs Inc.(a)	43,688	748,812
Nucor Corp.	27,323	2,770,552
Reliance Steel & Aluminum Co.	6,007	918,350
Steel Dynamics Inc.	18,074	1,003,469
		6,458,447
Mortgage Real Estate Investment — 0.3%
AGNC Investment Corp.	50,472	751,528
Annaly Capital Management Inc.	139,023	1,098,282
Starwood Property Trust Inc.	29,161	721,735
		2,571,545
Multi-Utilities — 2.2%
Ameren Corp.	24,616	2,184,424
CenterPoint Energy Inc.	60,289	1,709,796
CMS Energy Corp.	27,703	1,783,519
Consolidated Edison Inc.	33,833	2,924,863
DTE Energy Co.	18,548	2,233,735
NiSource Inc.	37,721	1,100,699
Public Service Enterprise Group Inc.	48,362	3,217,524
WEC Energy Group Inc.	30,168	2,927,503
		18,082,063
Multiline Retail — 0.5%
Dollar Tree Inc.(a)	21,499	2,821,099
Kohl's Corp.	14,432	861,735
Macy's Inc.	29,122	745,523
		4,428,357
Oil, Gas & Consumable Fuels — 4.4%
APA Corp.	34,827	1,156,605
Cheniere Energy Inc.	22,578	2,526,478
Continental Resources Inc./OK	5,657	293,825
Coterra Energy Inc.	77,705	1,701,739
Devon Energy Corp.	60,216	3,045,123
Diamondback Energy Inc.	16,346	2,062,211
Hess Corp.	26,378	2,434,426
Kinder Morgan Inc.	186,946	3,245,382
Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Marathon Oil Corp.	74,638	$1,453,202
Occidental Petroleum Corp.	84,901	3,198,221
ONEOK Inc.	42,646	2,587,759
Ovintiv Inc.	25,030	971,164
Phillips 66	41,907	3,553,294
Targa Resources Corp.	21,962	1,297,515
Texas Pacific Land Corp.	591	635,325
Valero Energy Corp.	39,102	3,244,293
Williams Companies Inc. (The)	116,207	3,479,238
		36,885,800
Personal Products — 0.0%
Olaplex Holdings Inc.(a)(b)	6,835	149,276

Pharmaceuticals — 0.9%
Catalent Inc.(a)	16,412	1,705,699
Elanco Animal Health Inc.(a)(b)	45,174	1,176,331
Jazz Pharmaceuticals PLC(a)	5,894	818,736
Organon & Co.	24,308	775,668
Royalty Pharma PLC, Class A	34,050	1,362,341
Viatris Inc.	115,630	1,730,981
		7,569,756
Professional Services — 2.0%
Booz Allen Hamilton Holding Corp.	12,837	984,983
Clarivate PLC(a)(b)	35,425	583,095
CoStar Group Inc.(a)	37,772	2,650,084
Dun & Bradstreet Holdings Inc.(a)(b)	14,508	291,030
Equifax Inc.	11,697	2,804,473
Jacobs Engineering Group Inc.	12,465	1,622,694
Leidos Holdings Inc.	13,422	1,200,598
Nielsen Holdings PLC	34,395	648,690
Robert Half International Inc.	10,673	1,208,824
TransUnion	18,334	1,890,602
Verisk Analytics Inc.	15,447	3,029,620
		16,914,693
Real Estate Management & Development — 0.7%
CBRE Group Inc., Class A(a)	32,001	3,242,981
Jones Lang LaSalle Inc.(a)	4,838	1,213,322
Opendoor Technologies Inc.(a)(b)	36,619	363,627
Zillow Group Inc., Class A(a)(b)	3,515	175,258
Zillow Group Inc., Class C, NVS(a)(b)	16,333	824,490
		5,819,678
Road & Rail — 1.1%
AMERCO	940	572,413
Avis Budget Group Inc.(a)	3,842	676,883
JB Hunt Transport Services Inc.	8,035	1,547,059
Knight-Swift Transportation Holdings Inc.	15,810	894,530
Lyft Inc., Class A(a)	28,338	1,091,580
Old Dominion Freight Line Inc.	8,932	2,696,839
Saia Inc.(a)	2,525	717,807
TuSimple Holdings Inc., Class A(a)	3,245	60,876
XPO Logistics Inc.(a)	9,481	627,358
		8,885,345
Semiconductors & Semiconductor Equipment — 2.2%
Azenta Inc.	7,119	600,417
Enphase Energy Inc.(a)	12,922	1,815,153
Entegris Inc.	12,961	1,553,246
First Solar Inc.(a)	9,406	737,242
Lattice Semiconductor Corp.(a)	13,128	724,928
MKS Instruments Inc.	5,277	819,677

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Mid-Cap ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Monolithic Power Systems Inc.	4,154	$1,673,771
ON Semiconductor Corp.(a)	41,208	2,431,272
Qorvo Inc.(a)	10,567	1,450,638
Skyworks Solutions Inc.	15,810	2,316,481
SolarEdge Technologies Inc.(a)	5,018	1,195,388
Teradyne Inc.	15,628	1,835,196
Universal Display Corp.	4,170	640,137
Wolfspeed Inc.(a)	11,078	1,043,991
		18,837,537
Software — 5.7%
Anaplan Inc.(a)(b)	13,914	671,768
ANSYS Inc.(a)	8,345	2,837,383
AppLovin Corp., Class A(a)(b)	2,624	169,038
Asana Inc., Class A(a)	7,753	406,877
Aspen Technology Inc.(a)	6,416	963,427
Avalara Inc.(a)	8,333	913,463
Bentley Systems Inc., Class B	17,650	709,001
Bill.com Holdings Inc.(a)(b)	8,750	1,646,838
Black Knight Inc.(a)	14,890	1,110,794
Ceridian HCM Holding Inc.(a)	13,057	989,982
Citrix Systems Inc.	11,967	1,219,916
Coupa Software Inc.(a)	7,100	953,317
Datadog Inc., Class A(a)	24,658	3,602,780
Digital Turbine Inc.(a)	8,430	372,185
Dropbox Inc., Class A(a)	27,060	669,735
Dynatrace Inc.(a)	18,740	1,028,076
Elastic NV(a)	6,863	639,975
Fair Isaac Corp.(a)	2,623	1,298,359
Five9 Inc.(a)	6,524	820,067
Guidewire Software Inc.(a)	8,002	806,922
HubSpot Inc.(a)(b)	4,303	2,103,306
Manhattan Associates Inc.(a)(b)	6,038	808,307
NortonLifeLock Inc.	55,535	1,444,465
Nuance Communications Inc.(a)	27,247	1,505,397
Paycom Software Inc.(a)	4,603	1,543,386
Paylocity Holding Corp.(a)	3,798	774,716
Pegasystems Inc.(b)	3,906	387,553
PTC Inc.(a)	10,085	1,172,482
RingCentral Inc., Class A(a)	7,872	1,389,329
Smartsheet Inc., Class A(a)	12,076	751,369
Splunk Inc.(a)(b)	15,485	1,918,901
SS&C Technologies Holdings Inc.	21,208	1,693,883
Trade Desk Inc. (The), Class A(a)	41,807	2,907,259
Tyler Technologies Inc.(a)	3,912	1,853,506
UiPath Inc., Class A(a)(b)	24,797	905,834
Unity Software Inc.(a)	15,355	1,614,578
VMware Inc., Class A	19,236	2,471,441
Zendesk Inc.(a)(b)	11,590	1,141,731
		48,217,346
Specialty Retail — 2.9%
Advance Auto Parts Inc.	6,040	1,398,320
AutoNation Inc.(a)	3,833	417,797
AutoZone Inc.(a)	2,005	3,982,632
Bath & Body Works Inc.	25,285	1,417,730
Best Buy Co. Inc.	21,223	2,107,019
Burlington Stores Inc.(a)(b)	6,374	1,510,192
CarMax Inc.(a)	15,542	1,727,804
Carvana Co., Class A(a)	8,205	1,329,702
Five Below Inc.(a)	5,334	874,776
Security	Shares	Value

Specialty Retail (continued)
Floor & Decor Holdings Inc., Class A(a)	10,119	$1,100,138
GameStop Corp., Class A(a)(b)	5,917	644,539
Gap Inc. (The)	20,690	373,868
Lithia Motors Inc.	2,889	843,964
Penske Automotive Group Inc.	2,927	297,471
RH(a)	1,663	669,890
Tractor Supply Co.	10,909	2,381,544
Ulta Beauty Inc.(a)	5,211	1,895,449
Williams-Sonoma Inc.	7,112	1,141,760
		24,114,595
Technology Hardware, Storage & Peripherals — 1.6%
Dell Technologies Inc., Class C(a)	27,884	1,584,090
Hewlett Packard Enterprise Co.	124,923	2,039,993
HP Inc.	110,492	4,058,371
NetApp Inc.	21,438	1,854,601
Seagate Technology Holdings PLC	19,636	2,103,997
Western Digital Corp.(a)	29,875	1,545,733
		13,186,785
Textiles, Apparel & Luxury Goods — 0.8%
Capri Holdings Ltd.(a)	14,425	866,510
Crocs Inc.(a)	5,642	578,982
Deckers Outdoor Corp.(a)(b)	2,631	842,525
PVH Corp.(b)	6,833	649,203
Tapestry Inc.	26,378	1,001,045
Under Armour Inc., Class A(a)	18,214	342,970
Under Armour Inc., Class C, NVS(a)	20,618	329,682
VF Corp.	31,196	2,034,291
		6,645,208
Trading Companies & Distributors — 1.1%
Fastenal Co.	55,009	3,117,910
SiteOne Landscape Supply Inc.(a)	4,281	771,094
United Rentals Inc.(a)	6,933	2,219,392
Watsco Inc.	3,162	893,455
WW Grainger Inc.	4,149	2,054,211
		9,056,062
Water Utilities — 0.5%
American Water Works Co. Inc.	17,362	2,791,810
Essential Utilities Inc.	22,050	1,074,717
		3,866,527
Total Common Stocks — 99.7%
(Cost: $763,941,567)		837,298,628

Short-Term Investments

Money Market Funds — 2.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(c)(d)(e)	18,013,224	18,018,628
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	1,982,000	1,982,000
		20,000,628

Total Short-Term Investments — 2.4%
(Cost: $20,000,424)		20,000,628

Total Investments in Securities — 102.1%
(Cost: $783,941,991)		857,299,256

Other Assets, Less Liabilities — (2.1)%		(17,451,961)

Net Assets—100.0%		$839,847,295

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Mid-Cap ETF
January 31, 2022

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Shares Held at 01/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$29,118,740	$—		$(11,094,141	)(a)	$(8,480)	$2,509	$18,018,628	18,013,224	$58,645	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,432,000	550,000	(a)	—		—	—	1,982,000	1,982,000	79		—
						$(8,480)	$2,509	$20,000,628		$58,724		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	5	03/18/22	$1,126	$(35,466)
S&P Mid 400 E-Mini Index	5	03/18/22	1,315	(72,660)
				$(108,126)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Mid-Cap ETF
January 31, 2022

Fair Value Measurements (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$837,298,628	$—	$—	$837,298,628
Money Market Funds	20,000,628	—	—	20,000,628
	$857,299,256	$—	$—	$857,299,256
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(108,126)	$—	$—	$(108,126)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

REIT	Real Estate Investment Trust